Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 20,502	$ 48,152
Total current assets	374,977	371,543
Other Assets, Noncurrent	46,716	22,082
TOTAL ASSETS	4,969,919	4,928,669	$ 4,862,053
Short-term debt	169,907	559,199
Accounts payable	127,089	128,521
Accumulated deficit	(24,558)	(24,558)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	520,988	546,476	573,266	$ 572,276
Total common shareholder's deficit	580,772	606,260
Long-term debt	2,556,278	2,092,430
Derivative Liability, Noncurrent	63,215	0
Accrued interest	31,733	35,334
Derivative Liability, Current	0	26,560
Total current liabilities	432,767	882,215
Total non-current liabilities	3,956,380	3,440,194
Liabilities	4,389,147	4,322,409
Additional Paid in Capital	588,966	590,784
Accumulated Other Comprehensive Income (Loss), Net of Tax	(43,420)	(19,750)	0	0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,969,919	4,928,669
Restricted Cash and Cash Equivalents	6,120	400
Income Taxes Receivable, Current	24,384	23,670
Other Assets, Current	17,842	17,264
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	302	3,709
Total current assets	25,787	18,750
Investment in subsidiaries	1,426,739	1,427,141
Deferred tax asset - long term	14,289	6,764
Other Assets	3,194	2,843
Other Assets, Noncurrent	1,444,222	1,436,748
TOTAL ASSETS	1,470,009	1,455,498
Short-term debt	0	469,313
Loans Payable to Subsidiary	6,110	0
Accounts payable	365	292
Accumulated deficit	(24,558)	(24,558)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	520,988	546,476	573,266	572,276
Long-term debt	870,775	401,415
Derivative Liability, Noncurrent	63,215	0
Accrued interest	8,556	11,442
Derivative Liability, Current	0	26,560
Total current liabilities	15,031	507,607
Total non-current liabilities	933,990	401,415
Liabilities	949,021	909,022
Additional Paid in Capital	588,966	590,784
Accumulated Other Comprehensive Income (Loss), Net of Tax	(43,420)	(19,750)	$ 0	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,470,009	1,455,498
Restricted Cash and Cash Equivalents	6,115	0
Income Taxes Receivable, Current	11,862	541
Other Assets, Current	$ 7,508	$ 14,500